Recent Accounting Guidance (Detail) - Successor [Member] - USD ($) $ in Millions	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
New Accounting Pronouncement, Early Adoption [Line Items]
Decrease in total assets from early adoption	$ (5,898.4)	$ (6,252.8)	$ (6,737.1)
Decrease in total liabilities from early adoption	(4,850.2)	(5,140.8)	$ (5,525.3)
New Accounting Pronouncement, Early Adoption, Effect [Member]
New Accounting Pronouncement, Early Adoption [Line Items]
Decrease in total assets from early adoption	86.8	91.0
Decrease in total liabilities from early adoption	$ 86.8	$ 91.0